Geographic information - Operations by Geographic Area - Revenue (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Operations by Geographic Area
Revenue	$ 8,979	$ 9,871	$ 825
UNITED KINGDOM
Operations by Geographic Area
Revenue	$ 8,979	$ 9,871	$ 825